General - Unconsolidated companies with more than 50 Percent ownership interests (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No. 1	[1]	Woori Global Secondary Private Placement Investment Trust No. 1
Location			Korea
Percentage of ownership			0.00%		99.90%
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		59.70%		59.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Kiwoom Yonsei Private Equity Investment Trust		Kiwoom Yonsei Private Equity Investment Trust
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		88.90%		88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No. 163-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			IGIS Europe Private Placement Real Estate Fund No. 163-2	[3]	IGIS Europe Private Placement Real Estate Fund No. 163-2	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			97.80%	[3]	97.80%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
IGIS Global Private Placement Real Estate Fund No. 148-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		IGIS Global Private Placement Real Estate Fund No. 148-1		IGIS Global Private Placement Real Estate Fund No. 148-1
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		75.00%		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No. 148-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		IGIS Global Private Placement Real Estate Fund No. 148-2		IGIS Global Private Placement Real Estate Fund No. 148-2
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		75.00%		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1		Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		66.70%		66.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hangang Blue Water Private Placement Special Asset Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Hangang Blue Water Private Placement Special AssetInvestment Trust		Hangang Blue Water Private Placement Special Asset Investment Trust
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		55.60%		55.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		55.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Midas Global Private Placement Real Estate Investment Trust No. 7-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Midas Global Private Placement Real Estate InvestmentTrust No. 7-2		Midas Global Private Placement Real Estate Investment Trust No. 7-2
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		58.30%		58.30%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			Samsung Together Korea IPPF private securities investmenttrust 3 [Equity-FoFs]	[4]	Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	[5]
Location			Korea	[4]	Korea	[5]
Main Business			Securities Investment	[4]	Securities Investment	[5]
Percentage of ownership			100.00%	[4]	100.00%	[5]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control					The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of information about unconsolidated subsidiaries [line items]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
INMARK France Private Placement Investment Trust No. 18-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		INMARK France Private Placement Investment Trust No. 18-1		INMARK France Private Placement Investment Trust No. 18-1
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		93.80%		93.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)	[3]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			99.50%	[3]	99.50%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
KOTAM Global Infra Private Fund 1-4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			KOTAM Global Infra Private Fund 1-4	[3]	KOTAM Global Infra Private Fund 1-4	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			99.70%	[3]	99.70%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
KB NB Private Investment Trust No.4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		KB NB Private Investment Trust No. 4
Location			Korea
Main Business			Securities Investment
Percentage of ownership		57.10%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Australia RDS General Type Private Placement Investment Trust 3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Alceon Australia RDS General Type Private Placement Investment Trust 3
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.30%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Australia RDS General Type Private Placement Investment Trust 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Alceon Australia RDS General Type Private Placement Investment Trust 2
Location			Korea
Main Business			Securities Investment
Percentage of ownership		50.50%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		IGIS U.S. Private Placement Real Estate InvestmentTrust No. 469-2
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		IGIS U.S. Private Placement Real Estate InvestmentTrust No. 469-1
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hanwha Global Infrastructure Private Fund31 [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Hanwha Global Infrastructure Private Fund 31
Location			Korea
Main Business			Securities Investment
Percentage of ownership		98.40%
Alceon Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Alceon Real Infrastructure Blind General Type Private Placement Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Europe Infra A.I. Private Type Investment Trust IX [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kiwoom Europe Infra A.I. Private Type InvestmentTrust IX
Location			Korea
Main Business			Securities Investment
Percentage of ownership		98.10%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Global Infra A.I. Private Type Investment Trust II [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kiwoom Global Infra A.I. Private Type InvestmentTrust II
Location			Korea
Main Business			Securities Investment
Percentage of ownership		98.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Europe Infra A.I. Private Type Investment Trust III [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kiwoom Europe Infra A.I. Private Type InvestmentTrust III
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities InvestmentTrust I
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Australia Alternative General Private Investment Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Alceon Australia Alternative General Private InvestmentTrust No. 2
Location			Korea
Main Business			Securities Investment
Percentage of ownership			99.90%
Hangang Green Environment Private Placement Special Asset Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Hangang Green Environment Private Placement Special Asset Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership			50.00%
Korea Investment Pocheon-Hwado Highway Private Special Asset Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]				Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2
Location	[2]				Korea
Main Business	[2]				Securities Investment
Percentage of ownership	[2]				55.20%
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		UBSHana Class 1 Special Asset Investment Trust 3 Class C 2		UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		51.00%		51.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1		Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		50.00%		50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS ESG General Private Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Harmony Private Placement Investment Trust No. 3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Kiwoom Harmony Private Placement Investment Trust No. 3		Kiwoom Harmony Private Placement Investment Trust No. 3
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		77.30%		77.40%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus Solar Energy Private Placement Investment Truns No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]				Consus Solar Energy Private Placement Investment Truns No.1
Location	[2]				Korea
Main Business	[2]				Securities Investment
Percentage of ownership	[2]				50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2		Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		60.00%		60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
NH-Amundi WSCP VIII Private Fund 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		NH-Amundi WSCP VIII Private Fund 2		NH-Amundi WSCP VIII Private Fund 2
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		65.20%		65.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2	[3]	AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			100.00%	[3]	100.00%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
Hangang new deal infra BTL fund 4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Hangang new deal infra BTL fund 4 (HNBF4)		Hangang new deal infra BTL fund 4 (HNBF4)
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		60.00%		60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No. 316-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			IGIS Global Private Placement Real Estate Fund No. 316-1	[3]	IGIS Global Private Placement Real Estate Fund No. 316-1	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			99.30%	[3]	99.30%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			INMARK Spain Private Placement Real Estate Investment Trust No. 26-2	[3]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			97.70%	[3]	97.70%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control					The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
Woori Asset Global Partnership Fund No. 5
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[7]		Woori Asset Global Partnership Fund No. 5		Woori Asset Global Partnership Fund No.5
Location	[7]		Korea		Korea
Main Business	[7]		Securities Investment		Securities Investment
Percentage of ownership	[7]		57.70%		57.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator. Consequently, the Group have no controls as it exercises decision-making rights as agent.		In this fund, because one party holds substantive removal rights, they can remove the collective investment business operator. Consequently, the Group has no control as it exercises decision-making rights as an agent.
Kiwoom Harmony Private Placement Investment Trust No. 6
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Kiwoom Harmony Private Placement Investment Trust No. 6		Kiwoom Harmony Private Placement Investment Trust No. 6
Location	[2]		Korea		Korea
Main Business	[2]		Securities Investment		Securities Investment
Percentage of ownership	[2]		76.90%		76.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Project Chile PMGD Solar
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			Project Chile PMGD Solar	[6]	Project Chile PMGD Solar	[4]
Location			Korea		Korea	[4]
Main Business			Securities Investment		Securities Investment	[4]
Percentage of ownership			75.20%		75.20%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
NH-Amundi BXD Private Fund 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			NH-Amundi BXD Private Fund 2[FoF]	[6]	NH-Amundi BXD Private Fund 2[FoF]	[4]
Location			Korea		Korea	[4]
Main Business			Securities Investment		Securities Investment	[4]
Percentage of ownership			77.80%		77.80%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
Rifa Qualified Investors Private Real Estate Investment Trust No.40
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary			Rifa Qualified Investors Private Real Estate Investment Trust No. 40	[3]	Rifa Qualified Investors Private Real Estate Investment Trust No. 40	[4]
Location			Korea	[3]	Korea	[4]
Main Business			Securities Investment	[3]	Securities Investment	[4]
Percentage of ownership			55.00%	[3]	55.00%	[4]
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.		The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
Hangang Green Environment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]				Hangang Green Environment Fund
Location	[2]				Korea
Main Business	[2]				Securities Investment
Percentage of ownership	[2]				50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control					The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KB Nongsok Sewage Treatment Facility Private Special Asset Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		KB Nongsok Sewage Treatment Facility Private Special Asset Investment Trust
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		80.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KIAMCO Daejang Hongdaeseon Private Special Asset Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		KIAMCO Daejang Hongdaeseon Private Special Asset Investment Trust
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		76.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Renaissance KOSDAQ Venture Beauty Privately Placed Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Renaissance KOSDAQ Venture Beauty Privately Placed Fund
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KIAMCO Siwha Jeongwang Logistics Development Private Real Estate Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		KIAMCO Siwha Jeongwang Logistics Development Private Real Estate Investment Trust No. 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		50.00%
Dabi Hana Inje Gwan-sa BTL Private Special Asset Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Dabi Hana Inje Gwan-sa BTL Private Special Asset Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Australia Alternative General Private Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon Australia Alternative General Private Investment Trust No. 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KB NA Sound Point Private Special Asset Fund 3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		KB NA Sound Point Private Special Asset Fund 3
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Australia RDS General Type Private Placement Investment Trust 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon Australia RDS General Type Private Placement Investment Trust 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
NH-Amundi Transport Infra Private Fund No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		NH-Amundi Transport Infra Private Fund No. 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hanwha Global Infrastructure Private Fund 39
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Hanwha Global Infrastructure Private Fund 39
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Dorchester Credit Secondary General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon Dorchester Credit Secondary General Type Private Placement Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		100.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon PRISM Global Credit Secondary General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon PRISM Global Credit Secondary General Type Private Placement Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Digital Infrastructure General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Alceon Digital Infrastructure General Type Private Placement Investment Trust
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Secondary Private Investment Trust No. 504-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		IGIS Global Secondary Private Investment Trust No. 504-1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon Park Square Europe Private Credit General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon Park Square Europe Private Credit General Type Private Placement Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alpha Private Debt Blind General Private Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alpha Private Debt Blind General Private Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Alceon SOF III General Type Private Placement Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Alceon SOF III General Type Private Placement Investment Trust
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS European Private Placement Real Estate Investment Trust No. 521-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		IGIS European Private Placement Real Estate InvestmentTrust No. 521-1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS European Private Placement Real Estate Investment Trust No. 521-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		IGIS European Private Placement Real Estate Investment Trust No. 521-2
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
NH-Amundi Europe Direct Lending Private Fund No. 4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		NH-Amundi Europe Direct Lending Private Fund No. 4
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.50%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Koramco Europe Infra Private Special Asset Investment Trust No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Koramco Europe Infra Private Special Asset Investment Trust No. 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Koramco Global Infra Private Special Asset Investment Trust No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Koramco Global Infra Private Special Asset Investment Trust No. 1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Koramco Global Private Credit Private Special Asset Investment Trust No. 1-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Koramco Global Private Credit Private Special Asset Investment Trust No. 1-1
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		99.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom ASM Private Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]		Kiwoom ASM Private Investment Trust[FoFs]
Location	[3]		Korea
Main Business	[3]		Securities Investment
Percentage of ownership	[3]		98.10%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KEB Hana Bank as trustee of Hyundai Investments Private Fund No.41
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		KEB Hana Bank as trustee of Hyundai Investments PrivateFund No. 41
Location	[2]		Korea
Main Business	[2]		Securities Investment
Percentage of ownership	[2]		55.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IBK SeAH Solar Power Generation Private Securities Investment Fund(SOC)
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		IBK SeAH Solar Power Generation Private Securities Investment Fund(SOC)
Location			Korea
Main Business			Securities Investment
Percentage of ownership		50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Koramco PRISM Real Estate Debt Blind Private Real Estate Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Koramco PRISM Real Estate Debt Blind Private Real Estate Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Koramco Global Private Credit Private Special Asset Investment Trust No. 1-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Koramco Global Private Credit Private Special Asset Investment Trust No. 1-2
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom PRISM General Private Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[6]		Kiwoom PRISM General Private Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		99.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Pacific No.70 General Private Real Estate Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Pacific No. 70 General Private Real Estate Investment Trust
Location			Korea
Main Business			Securities Investment
Percentage of ownership		53.80%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hanwha Abu Dhabi Gas Infrastructure General Private Special Asset Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]		Hanwha Abu Dhabi Gas Infrastructure General Private Special Asset Investment Trust No.
Location			Korea
Main Business			Securities Investment
Percentage of ownership		62.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

[1]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[2]	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[3]	The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[4]	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.
[5]	The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[6]	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[7]	In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.